UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2014

[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA VIRGINIA BOND FUND]

 ======================================================

       SEMIANNUAL REPORT
       USAA VIRGINIA BOND FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2014

 ======================================================

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

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PRESIDENT'S MESSAGE

"SMALL DECISIONS TODAY, AS YOU WORK TO
GROW YOUR SAVINGS AND BUILD YOUR PORTFOLIO,         [PHOTO OF BROOKS ENGLEHARDT]
CAN HAVE A BIG IMPACT IN THE FUTURE."

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NOVEMBER 2014

In the financial markets, nothing should be taken for granted. During the reporting period, a number of so-called "experts" predicted that longer-term interest rates would rise after the Federal Reserve (the Fed) began reducing (or tapering) its quantitative easing (QE) asset purchases. (Through QE, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month in an effort to push down long-term interest rates and stimulate economic growth.) However, instead of longer-term interest rates rising, they fell. They continued to trend down through much of the reporting period as the Fed continued tapering its asset purchases. Although interest rates spiked during September of this year, the increase was temporary and seemed to be a reaction to improved U.S. economic data, speculation about the timing of Fed short-term interest rate cuts, and growing geopolitical concerns, including extremist threats in the Middle East. At the end of the reporting period, longer-term interest rates were lower than they were at the beginning of the period.

The investment environment is multi-faceted, and short-term market moves can be influenced by many different things. It is therefore vital, I believe, to have an investment plan - one that is based on your financial objectives, time horizon, and risk tolerance. Small decisions today, as you work to grow your savings and build your portfolio, can have a big impact in the future.

At USAA Investments, we have believed for some time that longer-term interest rates were likely to remain lower for longer than many market participants expected. The U.S. economic recovery remains fragile. Growth contracted during the first quarter, with U.S. gross domestic product (GDP) declining 2.1%. Although GDP reportedly grew 4.6% in the second quarter, economic growth in the first half of 2014 was lower than many expected at the beginning of the calendar year. In addition, the global economy has slowed. Growth has stagnated in a number of euro zone countries, and Europe could potentially experience a new recession. China's economy has unexpectedly softened amid a slump in that country's real estate sector, while Japan's second-quarter change in GDP was weaker than anticipated. Meanwhile, geopolitical tensions sparked dramatic

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

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headlines during the reporting period and are likely to persist. Shareholders must try to look through the media noise and focus on information relevant to their investment plan.

Eventually, longer-term interest rates may start to rise, and we expect the increase to be more gradual than the markets seem to believe. Once interest rates do rise, bond prices will fall (bond prices move in the opposite direction of interest rates). However, this will be offset, we believe, in part by the income generated by those bonds. We also expect that our USAA fixed-income portfolio managers will have the opportunity to reinvest and achieve higher yields. It is our view that, in the coming months, you should expect the majority of your potential total return to come from the income generated by your bond funds.

Meanwhile, we believe that tax-exempt bonds are likely to remain attractive, perhaps more so given that marginal income tax rates are higher today than they were a few years ago. We expect many investors to continue favoring them for the tax-free income they provide.

At the same time, most money market funds are yielding almost zero percent.
Some shareholders may find that other investments, such as short duration bond funds - which generally offer higher yields than money markets - could be attractive alternatives. If you would like to review your investment plan to ensure it still matches your time horizon, investment goals, and risk tolerance, please do not hesitate to call one of our financial advisors. They can also help you determine if it might be appropriate to rebalance your portfolio. Regular rebalancing potentially can help you protect your gains and prepare for what happens next.

From all of us here at USAA Investments, thank you for your continued investment in our family of tax-exempt mutual funds. We will continue working hard on your behalf.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

   Portfolio of Investments                                                   16

   Notes to Portfolio of Investments                                          23

   Financial Statements                                                       25

   Notes to Financial Statements                                              28

EXPENSE EXAMPLE                                                               41

ADVISORY AGREEMENT(S)                                                         43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE VIRGINIA BOND FUND (THE FUND) PROVIDES VIRGINIA INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND VIRGINIA STATE INCOME TAXES.

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TYPES OF INVESTMENTS

The Fund invests primarily in long-term investment-grade securities issued by the Commonwealth of Virginia, its political subdivisions and instrumentalities, and other government entities, the interest on which is exempt from federal income tax and Virginia state income taxes. During normal market conditions, at least 80% of the Fund's net assets will consist of Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF JOHN C. BONNELL]                     [PHOTO OF DIEDERIK OLIJSLAGER]
    JOHN C. BONNELL, CFA                           DIEDERIK OLIJSLAGER
    USAA Asset Management Company                  USAA Asset Management Company

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o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   The tax-exempt bond market advanced during the reporting period, supported by an imbalance in supply and demand. New issuances of tax-exempt bonds remained extremely light - well below historical norms - throughout the period as state and local governments hesitated to take on new debt. Meanwhile, demand was strong as investors sought higher-yielding securities and continued to favor municipal securities for their tax advantage. At the same time, geopolitical worries drove a flight to quality assets.

   Municipal bond prices also benefited from strength in the U.S. Treasury market; the municipal bond market tends to follow the U.S. Treasury market over time. Longer-term U.S. Treasury yields trended down for much of the reporting period before spiking in late August through mid-September. Stronger U.S. economic data and speculation about the timing of short-term interest rate hikes by the Federal Reserve were the prime catalysts. In late September, longer-term U.S. Treasury yields fell back to end the reporting period lower than they began.

   Municipal bonds outperformed U.S. Treasuries during the reporting period. As a result, the difference in yields between AAA-rated tax-exempt bonds and U.S. Treasuries returned to historic averages. At the same time, municipal credit spreads narrowed as investors sought higher yields in riskier assets. (Municipal credit spreads are the difference in yields between municipal bonds with similar maturities but different credit ratings.)

================================================================================

2  | USAA VIRGINIA BOND FUND

================================================================================

   Overall, during the reporting period, municipal credit quality remained solid, as state and local governments continued working to maintain fiscal balance. We expect credit quality to continue to improve further as the U.S. economy strengthens. That said, the size and diversity of the tax-exempt market makes it likely that we will see occasional problems.

o HOW DID THE USAA VIRGINIA BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Fund has two share classes: Fund Shares and Adviser Shares. For the six-month period ended September 30, 2014, the Fund Shares and Adviser
   Shares had a total return of 4.91% and 4.70%, respectively, versus an average return of 4.15% amongst the funds in the Lipper Virginia Municipal Debt Funds category. This compares to returns of 4.47% for the Lipper Virginia Municipal Debt Funds Index and 4.12% for the Barclays Municipal Bond Index. The Fund Shares' and Adviser Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 3.81% and 3.60%, respectively, compared to the Lipper category average of 3.47%.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  WHAT ARE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

   Given its proximity to Washington, D.C. and its dependency on government and government-related jobs, Virginia's economy is feeling the effects of federal spending cuts. However, at the end of the reporting

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   period, its economy continued to be stronger than those of most states. The Commonwealth has been proactive in cutting expenditures to maintain overall balance and has been able to post budget surpluses to restore financial reserves. Virginia's conservative fiscal practices are serving it well, as it remains one of the minority of states rated AAA by all three credit rating companies. Virginia is characterized by a broad-based economy, with a well-educated work force and high wealth levels, as well as a history of conservative financial management.

o  WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

   We maintained our focus on income generation. The Fund's long-term income distribution, not its price appreciation, contributes the majority of its total returns (see page 6). Because of our income focus, the Fund is generally tilted toward bonds in the BBB and A rated categories.

   To help us identify attractive opportunities for the portfolio, we continued to work with our in-house team of credit analysts. We conduct independent credit research on every security we consider for purchase. Issues are selected one at a time based on fundamental analysis, rather than thematic or sector trends, with a focus on the issuer's ability and willingness to repay its debt. We attempt to use credit research both to find value and to avoid potential pitfalls.

   During the reporting period, we continued to maintain a diversified portfolio in primarily investment-grade municipal bonds. Our credit analysts continuously monitored the portfolio's holdings. The Fund continues to be diversified by sector and issuer, potentially limiting its exposure to an unexpected event. We also seek to avoid bonds subject to the federal alternative minimum tax for individuals.

   Thank you for allowing us to help you with your investment needs.

   Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes but not the federal alternative minimum tax.

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4  | USAA VIRGINIA BOND FUND

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INVESTMENT OVERVIEW

USAA VIRGINIA BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USVAX)

--------------------------------------------------------------------------------
                                        9/30/14                       3/31/14
--------------------------------------------------------------------------------
Net Assets                          $626.1 Million                $595.2 Million
Net Asset Value Per Share              $11.50                         $11.17

LAST 12 MONTHS
Tax-Exempt Dividends Per Share         $0.438                         $0.444
Dollar-Weighted Average
Portfolio Maturity(+)                 16.9 Years                    16.9 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/14
--------------------------------------------------------------------------------
3/30/14-9/30/14*         1 YEAR                   5 YEARS               10 YEARS
   4.91%                  9.91%                    5.02%                  4.25%

--------------------------------------------------------------------------------
30-DAY SEC YIELD AS OF 9/30/14**                  EXPENSE RATIO AS OF 3/31/14***
--------------------------------------------------------------------------------
             2.14%                                             0.59%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED
SEPTEMBER 30, 2014

--------------------------------------------------------------------------------
                   TOTAL RETURN     =    DIVIDEND RETURN     +    PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS               4.25         =        4.34%           +       (0.09)%
5 YEARS                5.02         =        4.17%           +        0.85%
1 YEAR                 9.91         =        4.21%           +        5.70%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2005 - SEPTEMBER 30, 2014

    [CHART OF ANNUAL TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                TOTAL RETURN          DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
9/30/04             3.77%                  4.28%                   -0.51%
9/30/05             4.10%                  4.36%                   -0.26%
9/30/06             1.58%                  4.21%                   -2.63%
9/30/07            -3.49%                  4.31%                   -7.80%
9/30/08            12.03%                  5.37%                    6.66%
9/30/09             5.88%                  4.52%                    1.36%
9/30/10             4.02%                  4.33%                   -0.31%
9/30/11             8.91%                  4.15%                    4.76%
9/30/12            -3.12%                  3.65%                   -6.77%
9/30/13             9.91%                  4.21%                    5.70%
9/30/14

                                   [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA VIRGINIA BOND FUND

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/14, and assuming Virginia state

tax rates of:                     5.75%         5.75%         5.75%       5.75%

and assuming marginal federal

tax rates of:                    28.00%        36.80%*       38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD       DIVIDEND RETURN
-------------------------------------------------------------------------------------
10 Years         4.34%           6.40%         7.29%         7.52%        8.14%
5 Years          4.17%           6.15%         7.00%         7.23%        7.82%
1 Year           4.21%           6.20%         7.07%         7.30%        7.89%

To match the Fund Shares' closing 30-day SEC Yield of 2.14% on 9/30/2014,
A FULLY TAXABLE INVESTMENT MUST PAY:   3.15%     3.59%       3.71%        4.01%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the federal alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax, which is applied for income over a specific level, depending on the federal income tax filing status.

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                                                        INVESTMENT OVERVIEW |  7

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                        o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 BARCLAYS MUNICIPAL     USAA VIRGINIA      LIPPER VIRGINIA MUNICIPAL
                   BOND INDEX         BOND FUND SHARES         DEBT FUNDS INDEX
09/30/04           $10,000.00            $10,000.00               $10,000.00
10/31/04            10,086.05             10,103.97                10,082.27
11/30/04            10,002.86             10,028.35                 9,994.07
12/31/04            10,125.01             10,151.91                10,123.26
01/31/05            10,219.64             10,245.19                10,220.81
02/28/05            10,185.64             10,194.69                10,181.83
03/31/05            10,121.40             10,108.46                10,114.68
04/30/05            10,281.02             10,276.62                10,265.46
05/31/05            10,353.68             10,346.56                10,343.14
06/30/05            10,417.92             10,409.22                10,402.35
07/31/05            10,370.83             10,357.18                10,354.06
08/31/05            10,475.54             10,446.46                10,448.79
09/30/05            10,404.98             10,379.24                10,382.79
10/31/05            10,341.80             10,315.48                10,322.29
11/30/05            10,391.44             10,352.36                10,361.79
12/31/05            10,480.80             10,454.29                10,447.08
01/31/06            10,509.09             10,461.83                10,464.59
02/28/06            10,579.64             10,544.49                10,532.83
03/31/06            10,506.68             10,475.98                10,464.54
04/30/06            10,503.07             10,456.53                10,458.00
05/31/06            10,549.85             10,494.20                10,503.26
06/30/06            10,510.14             10,452.28                10,456.23
07/31/06            10,635.15             10,570.28                10,571.48
08/31/06            10,792.96             10,737.15                10,721.07
09/30/06            10,868.03             10,804.05                10,786.23
10/31/06            10,936.18             10,877.76                10,851.92
11/30/06            11,027.35             10,981.26                10,939.14
12/31/06            10,988.38             10,922.12                10,894.00
01/31/07            10,960.25             10,900.78                10,874.76
02/28/07            11,104.67             11,043.42                11,004.86
03/31/07            11,077.29             10,997.05                10,969.83
04/30/07            11,110.09             11,043.57                11,009.36
05/31/07            11,060.90             10,976.91                10,960.06
06/30/07            11,003.58             10,901.94                10,895.17
07/31/07            11,088.88             10,949.70                10,959.37
08/31/07            11,041.04             10,781.22                10,838.71
09/30/07            11,204.42             10,973.73                11,002.49
10/31/07            11,254.36             11,024.45                11,044.23
11/30/07            11,326.12             11,067.52                11,076.53
12/31/07            11,357.56             11,039.89                11,063.06
01/31/08            11,500.78             11,178.41                11,183.19
02/29/08            10,974.24             10,588.96                10,649.08
03/31/08            11,287.91             10,866.93                10,927.02
04/30/08            11,420.00             11,039.31                11,079.99
05/31/08            11,489.05             11,163.27                11,174.40
06/30/08            11,359.37             11,062.89                11,043.81
07/31/08            11,402.54             11,035.99                11,040.52
08/31/08            11,535.98             11,129.71                11,130.73
09/30/08            10,995.00             10,590.80                10,662.58
10/31/08            10,882.78             10,309.98                10,406.32
11/30/08            10,917.38             10,268.42                10,327.65
12/31/08            11,076.54             10,220.94                10,353.45
01/31/09            11,481.98             10,586.54                10,815.30
02/28/09            11,542.30             10,714.25                10,918.76
03/31/09            11,544.41             10,726.23                10,921.02
04/30/09            11,775.03             10,949.25                11,185.47
05/31/09            11,899.59             11,109.49                11,361.18
06/30/09            11,788.12             11,058.72                11,289.04
07/31/09            11,985.34             11,191.46                11,434.79
08/31/09            12,190.24             11,425.09                11,650.00
09/30/09            12,627.72             11,865.46                12,070.32
10/31/09            12,362.65             11,707.54                11,899.37
11/30/09            12,464.79             11,761.35                11,912.55
12/31/09            12,506.92             11,853.48                11,999.17
01/31/10            12,572.06             11,926.39                12,042.98
02/28/10            12,693.91             12,026.28                12,148.34
03/31/10            12,663.53             12,037.98                12,143.96
04/30/10            12,817.42             12,140.36                12,268.83
05/31/10            12,913.56             12,192.36                12,321.96
06/30/10            12,921.23             12,179.91                12,291.46
07/31/10            13,082.35             12,280.46                12,418.88
08/31/10            13,381.87             12,521.31                12,674.93
09/30/10            13,360.96             12,563.09                12,699.23
10/31/10            13,323.95             12,535.39                12,665.70
11/30/10            13,057.53             12,238.64                12,359.66
12/31/10            12,804.49             11,983.70                12,103.51
01/31/11            12,710.16             11,853.49                11,956.96
02/28/11            12,912.50             12,081.07                12,150.69
03/31/11            12,869.48             12,033.93                12,108.34
04/30/11            13,099.95             12,252.86                12,325.21
05/31/11            13,323.80             12,515.17                12,566.15
06/30/11            13,370.29             12,594.93                12,630.53
07/31/11            13,506.74             12,721.14                12,742.95
08/31/11            13,737.81             12,894.58                12,900.98
09/30/11            13,879.83             13,071.09                13,086.68
10/31/11            13,828.23             13,018.84                13,044.29
11/30/11            13,909.91             13,063.34                13,087.11
12/31/11            14,174.54             13,300.09                13,334.22
01/31/12            14,502.34             13,661.78                13,739.11
02/29/12            14,516.64             13,670.73                13,738.77
03/31/12            14,422.31             13,644.33                13,650.68
04/30/12            14,588.70             13,782.89                13,808.37
05/31/12            14,709.80             13,911.13                13,938.98
06/30/12            14,694.00             13,932.25                13,926.12
07/31/12            14,926.88             14,107.85                14,171.84
08/31/12            14,943.88             14,156.21                14,194.19
09/30/12            15,034.15             14,233.13                14,271.43
10/31/12            15,076.57             14,302.18                14,323.15
11/30/12            15,324.95             14,510.02                14,599.63
12/31/12            15,135.54             14,330.91                14,350.06
01/31/13            15,198.58             14,411.22                14,452.74
02/28/13            15,244.61             14,456.09                14,487.98
03/31/13            15,178.87             14,413.20                14,386.53
04/30/13            15,345.25             14,557.29                14,551.48
05/31/13            15,157.81             14,403.45                14,399.76
06/30/13            14,728.60             13,936.18                13,855.46
07/31/13            14,599.83             13,731.81                13,656.36
08/31/13            14,391.47             13,476.84                13,327.36
09/30/13            14,701.22             13,788.86                13,593.46
10/31/13            14,817.36             13,898.99                13,690.98
11/30/13            14,786.82             13,922.55                13,655.93
12/31/13            14,749.06             13,881.01                13,582.92
01/31/14            15,036.40             14,221.83                13,876.80
02/28/14            15,212.72             14,398.50                14,087.18
03/31/14            15,238.29             14,446.15                14,124.48
04/30/14            15,421.38             14,635.19                14,290.22
05/31/14            15,619.96             14,863.28                14,521.97
06/30/14            15,633.50             14,884.02                14,482.16
07/31/14            15,661.03             14,865.77                14,477.74
08/31/14            15,850.73             15,108.30                14,700.59
09/30/14            15,866.83             15,154.99                14,755.29

                                   [END CHART]

                       data from 9/30/04 through 9/30/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Virginia Bond Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the index because the index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA VIRGINIA BOND FUND

================================================================================

                       o 12-MONTH DIVIDEND YIELD COMPARISON o

                    [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                               LIPPER VIRGINIA
                          USAA VIRGINIA BOND                MUNICIPAL DEBT FUNDS
                              FUND SHARES                          AVERAGE
09/30/05                         4.25%                              3.80%
09/30/06                         4.25                               3.69
09/30/07                         4.34                               3.74
09/30/08                         4.87                               4.18
09/30/09                         4.61                               3.89
09/30/10                         4.29                               3.84
09/30/11                         4.11                               3.90
09/30/12                         3.82                               3.49
09/30/13                         4.02                               3.56
09/30/14                         3.81                               3.47

                                     [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/05 to 9/30/14.

The Lipper Virginia Municipal Debt Funds Average is an average performance level of all Virginia municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA VIRGINIA BOND FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UVABX)

--------------------------------------------------------------------------------
                                       9/30/14                       3/31/14
--------------------------------------------------------------------------------
Net Assets                         $17.0 Million                   $12.7 Million
Net Asset Value Per Share              $11.49                         $11.17

LAST 12 MONTHS
Tax-Exempt Dividends Per Share         $0.414                         $0.422

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/14
--------------------------------------------------------------------------------
     3/30/14-9/30/14*             1 YEAR                 SINCE INCEPTION 8/01/10
          4.70%                    9.68%                          4.92%

--------------------------------------------------------------------------------
                          30-DAY SEC YIELD AS OF 9/30/14**
--------------------------------------------------------------------------------

                                       1.89%


--------------------------------------------------------------------------------
                           EXPENSE RATIO AS OF 3/31/14***
--------------------------------------------------------------------------------

                                        0.79%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

10  | USAA VIRGINIA BOND FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 1.89% on 9/30/2014, and assuming Virginia state tax

rates of:                              5.75%       5.75%       5.75%       5.75%

and assuming marginal federal

tax rates of:                        28.00%      36.80%*     38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY:   2.79%       3.17%       3.28%       3.54%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the federal alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax, which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                        o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



                                                              LIPPER VIRGINIA
           USAA VIRGINIA BOND FUND    BARCLAYS MUNICIPAL    MUNICIPAL DEBT FUNDS
                ADVISER SHARES            BOND INDEX              INDEX
07/31/10          $10,000.00             $10,000.00             $10,000.00
08/31/10           10,192.19              10,228.95              10,206.18
09/30/10           10,222.70              10,212.97              10,225.75
10/31/10           10,196.69              10,184.68              10,198.75
11/30/10            9,952.02               9,981.03               9,952.32
12/31/10            9,741.82               9,787.61               9,746.05
01/31/11            9,633.52               9,715.50               9,628.05
02/28/11            9,816.40               9,870.17               9,784.05
03/31/11            9,766.84               9,837.28               9,749.95
04/30/11            9,952.12              10,013.45               9,924.57
05/31/11           10,163.27              10,184.57              10,118.58
06/30/11           10,226.11              10,220.10              10,170.42
07/31/11           10,317.16              10,324.40              10,260.95
08/31/11           10,465.37              10,501.03              10,388.20
09/30/11           10,606.52              10,609.58              10,537.72
10/31/11           10,562.58              10,570.14              10,503.59
11/30/11           10,597.09              10,632.58              10,538.07
12/31/11           10,777.74              10,834.86              10,737.06
01/31/12           11,079.06              11,085.43              11,063.08
02/29/12           11,084.08              11,096.35              11,062.80
03/31/12           11,059.90              11,024.25              10,991.87
04/30/12           11,160.75              11,151.44              11,118.85
05/31/12           11,272.50              11,244.01              11,224.02
06/30/12           11,287.75              11,231.93              11,213.67
07/31/12           11,428.16              11,409.94              11,411.52
08/31/12           11,455.60              11,422.94              11,429.52
09/30/12           11,526.22              11,491.93              11,491.72
10/31/12           11,570.41              11,524.36              11,533.37
11/30/12           11,736.71              11,714.22              11,755.99
12/31/12           11,589.94              11,569.44              11,555.03
01/31/13           11,664.31              11,617.62              11,637.71
02/28/13           11,688.99              11,652.81              11,666.09
03/31/13           11,662.23              11,602.56              11,584.40
04/30/13           11,776.88              11,729.74              11,717.22
05/31/13           11,650.37              11,586.46              11,595.05
06/30/13           11,270.46              11,258.38              11,156.77
07/31/13           11,103.25              11,159.95              10,996.45
08/31/13           10,895.31              11,000.68              10,731.53
09/30/13           11,135.56              11,237.45              10,945.79
10/31/13           11,232.88              11,326.23              11,024.33
11/30/13           11,249.95              11,302.88              10,996.10
12/31/13           11,214.46              11,274.02              10,937.31
01/31/14           11,477.65              11,493.66              11,173.95
02/28/14           11,618.75              11,628.43              11,343.36
03/31/14           11,665.55              11,647.98              11,373.39
04/30/14           11,805.90              11,787.93              11,506.85
05/31/14           11,988.11              11,939.72              11,693.46
06/30/14           12,002.50              11,950.07              11,661.40
07/31/14           11,995.70              11,971.12              11,657.85
08/31/14           12,188.98              12,116.12              11,837.29
09/30/14           12,213.54              12,128.43              11,881.33

                                   [END CHART]

                    Data from 7/31/10 through 9/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Virginia Bond Fund Adviser Shares to the benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Barclays Municipal Bond Index and the Lipper Virginia Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

12  | USAA VIRGINIA BOND FUND

================================================================================

                    o 12-MONTH DIVIDEND YIELD COMPARISON*  o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                      USAA VIRGINIA BOND FUND          LIPPER VIRGINIA MUNICIPAL
                         ADVISER SHARES                   DEBT FUNDS AVERAGE
09/30/11                      3.84%                            3.90%
09/30/12                      3.62                             3.49
09/30/13                      3.83                             3.56
09/30/14                      3.60                             3.47

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/11 to 9/30/14.

The Lipper Virginia Municipal Debt Funds Average is an average performance level of all Virginia municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

* Adviser Shares were initiated on August 1, 2010.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                         o TOP 10 INDUSTRIES - 9/30/14 o
                                (% of Net Assets)

Hospital                                                                   21.0%
Appropriated Debt                                                          14.2%
Escrowed Bonds                                                             11.1%
Education                                                                  10.6%
Nursing/CCRC                                                                8.5%
Water/Sewer Utility                                                         8.3%
Special Assessment/Tax/Fee                                                  5.7%
Airport/Port                                                                5.6%
Toll Roads                                                                  5.5%
Single Family Housing                                                       2.5%

You will find a complete list of securities that the Fund owns on pages 18-22.

================================================================================

14  | USAA VIRGINIA BOND FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/14 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AA                                                                         54.0%
BBB                                                                        12.8%
A                                                                          11.6%
AAA                                                                        10.7%
UNRATED                                                                     9.9%
BELOW INVESTMENT-GRADE                                                      1.0%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide a third-party analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-22.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain

================================================================================

16  | USAA VIRGINIA BOND FUND

================================================================================

            subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Barclays Bank PLC.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Federal National Mortgage Assn.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   EDA      Economic Development Authority
   IDA      Industrial Development Authority/Agency
   MTA      Metropolitan Transportation Authority
   PRE      Prerefunded to a date prior to maturity

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON            FINAL            VALUE
(000)       SECURITY                                             RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (98.9%)

             VIRGINIA (89.8%)
$  2,500     Albemarle County IDA                                 5.00%         1/01/2031       $  2,533
   1,000     Alexandria IDA                                       4.75          1/01/2036          1,080
   2,000     Amherst IDA                                          5.00          9/01/2026          2,064
   2,000     Amherst IDA                                          4.75          9/01/2030          2,043
  15,000     Arlington County IDA                                 5.00          7/01/2031         16,695
   4,595     Bedford County EDA (INS) (PRE)                       5.25          5/01/2031          4,957
     715     Bedford County EDA (INS)                             5.25          5/01/2031            756
   2,615     Capital Region Airport Commission (INS)              5.00          7/01/2031          2,887
   5,000     Chesapeake Bay Bridge and Tunnel District            5.50          7/01/2025          5,865
   6,520     Chesapeake, 4.75%, 7/15/2023                         4.65(a)       7/15/2032          4,416
   3,000     Chesapeake, 4.88%, 7/15/2023                         4.88(a)       7/15/2040          1,899
   5,000     College Building Auth.                               5.00          6/01/2029          5,101
  10,000     College Building Auth.                               5.00          3/01/2034         11,017
   3,290     College Building Auth. (PRE)                         5.00          6/01/2036          3,547
  11,710     College Building Auth.                               5.00          6/01/2036         11,885
   2,540     College Building Auth.                               5.00          3/01/2041          2,768
  11,145     Fairfax (INS) (PRE)(b)                               4.75          1/15/2035         11,296
   1,255     Fairfax (PRE)                                        4.75          1/15/2036          1,272
   7,100     Fairfax County EDA                                   5.00         10/01/2027          7,524
   2,000     Fairfax County EDA                                   5.00         10/01/2029          2,402
   7,980     Fairfax County EDA (PRE)                             5.00          1/15/2030          8,094
   2,000     Fairfax County EDA                                   5.00         10/01/2030          2,386
   2,000     Fairfax County EDA                                   5.00         10/01/2031          2,375
   6,150     Fairfax County EDA (PRE)                             5.00          4/01/2032          6,301
   1,500     Fairfax County EDA                                   5.00         10/01/2032          1,771
   1,500     Fairfax County EDA                                   5.00         12/01/2032          1,572
   2,200     Fairfax County EDA                                   5.00         10/01/2033          2,585
   2,000     Fairfax County EDA                                   5.00         10/01/2034          2,341
   5,750     Fairfax County EDA                                   4.88         10/01/2036          5,875
   7,500     Fairfax County EDA                                   5.13         10/01/2037          7,764
   1,000     Fairfax County EDA                                   4.00          5/15/2042          1,015
   2,800     Fairfax County EDA                                   5.00         12/01/2042          2,885
   1,500     Fairfax County IDA                                   5.25          5/15/2026          1,677
  14,000     Fairfax County IDA                                   5.00          5/15/2037         15,567
   5,770     Farms of New Kent Community Dev. Auth.,
              acquired 9/08/2006-10/03/2007;
              cost $5,630(c),(d),(e)                              5.45          3/01/2036          2,885
   1,000     Fauquier County IDA (PRE)                            5.00         10/01/2027          1,132
   8,825     Fauquier County IDA (PRE)                            5.25         10/01/2037         10,053

================================================================================

18  | USAA VIRGINIA BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON           FINAL            VALUE
(000)        SECURITY                                             RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$  6,195     Frederick County IDA (INS)                           4.75%         6/15/2036       $  6,503
   9,000     Hampton Roads Sanitation District                    5.00          4/01/2033          9,990
   2,795     Hanover County EDA                                   4.50          7/01/2030          2,779
   1,100     Hanover County EDA                                   4.50          7/01/2032          1,081
   2,000     Hanover County EDA                                   5.00          7/01/2042          2,022
   6,840     Hanover County IDA (INS)                             6.38          8/15/2018          7,432
   2,000     Harrisonburg IDA (INS)                               5.00          8/15/2031          2,078
  10,000     Harrisonburg IDA (INS)                               4.50          8/15/2039         10,201
   1,200     Henrico County EDA                                   5.00          6/01/2024          1,292
     140     Henrico County EDA                                   4.25          6/01/2026            141
   3,200     Henrico County EDA                                   5.00         10/01/2027          3,248
   2,105     Henrico County EDA                                   5.00         11/01/2030          2,365
     945     Henrico County EDA                                   5.00         10/01/2035            959
   4,225     Henrico County EDA                                   5.00         10/01/2035          4,298
  10,000     Henrico County Water & Sewer (PRE)                   5.00          5/01/2036         10,752
   5,400     Housing Dev. Auth.                                   4.60          4/01/2028          5,419
   3,175     Housing Dev. Auth.                                   4.50         10/01/2036          3,371
   5,000     Housing Dev. Auth.                                   4.80          7/01/2038          5,419
   5,000     Housing Dev. Auth.                                   5.10         10/01/2038          5,523
   4,105     Housing Dev. Auth.                                   4.50          1/01/2039          4,144
   4,480     Housing Dev. Auth.                                   4.60          9/01/2040          4,704
   1,551     Lewistown Commerce Center Community Dev. Auth.       6.05          3/01/2044          1,285
     762     Lewistown Commerce Center Community Dev. Auth.       6.05          3/01/2044            754
   2,437     Lewistown Commerce Center Community Dev. Auth.
              acquired 10/12/2007; cost $2,437(c)                 6.05          3/01/2054            241
   5,000     Lexington IDA                                        5.00         12/01/2036          5,602
   2,000     Lexington IDA                                        5.00          1/01/2043          2,229
   5,000     Lynchburg                                            4.00          6/01/2044          5,164
   3,000     Lynchburg EDA                                        5.00          9/01/2043          3,201
   3,532     Marquis Community Dev. Auth.,
              acquired 3/01/2012; cost $2,926(c),(f)              5.63          9/01/2041          3,340
   5,389     Marquis Community Dev. Auth.,
              acquired 3/01/2012; cost $468(c),(f)                5.63(g)       9/01/2041            784
   5,000     Montgomery County EDA                                5.00          6/01/2035          5,473
   5,500     Montgomery County IDA                                5.00          2/01/2029          6,076
   4,200     Newport News EDA (PRE)                               5.00          7/01/2031          4,535
   1,045     Newport News EDA                                     5.00          7/01/2031          1,109
   1,000     Norfolk EDA                                          5.00         11/01/2030          1,124
   3,500     Norfolk EDA                                          5.00         11/01/2043          3,913
   1,850     Norfolk Redevelopment and Housing Auth.              5.50         11/01/2019          1,858
   4,963     Peninsula Town Center Community Dev. Auth.           6.45          9/01/2037          5,369
   4,005     Port Auth. (PRE)                                     5.00          7/01/2030          4,152
   3,000     Port Auth.                                           5.00          7/01/2030          3,416
  10,000     Port Auth.                                           5.00          7/01/2040         11,128

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON           FINAL            VALUE
(000)        SECURITY                                             RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$  1,000     Portsmouth                                           5.00%         2/01/2033       $  1,149
   2,815     Powhatan County EDA (INS)                            5.00          3/15/2032          3,038
   1,620     Prince William County (INS) (PRE)                    5.00          9/01/2024          1,765
   3,370     Prince William County IDA                            4.88          1/01/2020          3,387
   8,000     Prince William County IDA                            5.13          1/01/2026          8,014
   1,705     Prince William County IDA                            5.50          9/01/2031          1,965
   2,000     Prince William County IDA                            5.50          9/01/2031          2,243
   1,000     Prince William County IDA                            5.50          9/01/2034          1,155
  10,000     Prince William County IDA                            5.00         11/01/2046         10,850
   5,825     Public Building Auth.                                5.00          8/01/2023          7,119
   1,200     Public Building Auth.                                5.00          8/01/2024          1,482
   1,805     Public Building Auth.                                5.00          8/01/2025          2,215
   4,000     Radford IDA (NBGA)                                   3.50          9/15/2029          4,116
   5,310     Rappahannock Regional Jail Auth. (INS)               4.75         12/01/2031          5,634
   6,280     Rappahannock Regional Jail Auth. (INS)               4.50         12/01/2036          6,600
   1,685     Resources Auth. (PRE)                                4.75         11/01/2035          1,769
   2,260     Resources Auth. (PRE)                                4.75         11/01/2035          2,373
   2,000     Resources Auth.                                      4.38         11/01/2036          2,044
   1,435     Resources Auth.                                      5.00         11/01/2040          1,571
   7,310     Resources Auth.                                      4.00         11/01/2041          7,647
     921     Reynolds Crossing Community Dev. Auth.               5.10          3/01/2021            929
   2,500     Richmond Public Utility (INS)                        4.50          1/15/2033          2,581
   2,000     Richmond Public Utility                              5.00          1/15/2035          2,237
   6,000     Richmond Public Utility                              5.00          1/15/2038          6,901
   4,500     Richmond Public Utility                              5.00          1/15/2040          5,029
   5,120     Roanoke County EDA (INS)                             5.00         10/15/2027          5,748
   2,850     Roanoke County EDA (INS)                             5.00         10/15/2032          3,175
   1,150     Roanoke County EDA                                   5.00          7/01/2033          1,265
   4,285     Roanoke County EDA (INS)                             5.13         10/15/2037          4,796
     110     Roanoke County IDA (INS) (PRE)                       5.00          7/01/2038            132
   6,890     Roanoke County IDA (INS)                             5.00          7/01/2038          7,454
   3,000     Route 460 Funding Corp.                              5.08(g)       7/01/2036            994
   2,000     Route 460 Funding Corp.                              5.12(g)       7/01/2037            626
   2,500     Route 460 Funding Corp.                              5.13(g)       7/01/2038            742
   6,965     Route 460 Funding Corp.                              5.17(g)       7/01/2039          1,964
     420     Small Business Financing Auth.                       5.00          4/01/2025            461
     185     Small Business Financing Auth.                       5.25          4/01/2026            208
   1,500     Small Business Financing Auth.                       5.25          9/01/2027          1,581
     855     Small Business Financing Auth.                       5.50          4/01/2028            961
     750     Small Business Financing Auth.                       5.50          4/01/2033            833
  15,000     Small Business Financing Auth.                       5.25          9/01/2037         15,608
  11,945     Small Business Financing Auth.                       5.00         11/01/2040         12,938
   4,000     Southampton County IDA                               5.00          4/01/2025          4,224
   6,345     Spotsylvania County EDA (INS) (PRE)                  5.00          2/01/2031          6,450

================================================================================

20  | USAA VIRGINIA BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON           FINAL            VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$  1,645    Stafford County and City of Stauton IDA (INS) (PRE)   5.25%         8/01/2031       $  1,791
   5,755    Stafford County and City of Stauton IDA (INS) (PRE)   5.25          8/01/2031          6,266
  13,470    Stafford County and City of Stauton IDA (PRE)(b)      5.25          8/01/2036         14,666
   2,685    Stafford County and City of Stauton IDA (INS)         5.25          8/01/2036          2,753
  10,000    Tobacco Settlement Financing Corp.                    5.00          6/01/2047          6,742
   6,315    Univ. Health System Auth.                             4.75          7/01/2036          6,863
   3,000    Univ. Health System Auth.                             4.75          7/01/2041          3,247
   4,405    Univ. of Virginia                                     5.00          6/01/2037          5,093
   5,000    Upper Occoquan Sewage Auth.                           5.00          7/01/2041          5,475
   1,795    Virginia Beach Dev. Auth.                             5.00          5/01/2029          2,117
   2,165    Washington County IDA                                 5.25          8/01/2030          2,447
   2,160    Washington County IDA                                 5.50          8/01/2040          2,440
   3,671    Watkins Centre Community Dev. Auth.                   5.40          3/01/2020          3,698
   3,250    Winchester EDA(h)                                     5.00          1/01/2044          3,584
   3,000    Winchester IDA                                        5.63          1/01/2044          3,310
                                                                                                --------
                                                                                                 577,224
                                                                                                --------
            DISTRICT OF COLUMBIA (5.8%)
   2,825    Metropolitan Washington Airports Auth.                5.00         10/01/2029          3,196
  12,465    Metropolitan Washington Airports Auth.                5.00         10/01/2030         13,897
   5,500    Metropolitan Washington Airports Auth. (INS)          5.32(g)      10/01/2030          2,730
  11,230    Metropolitan Washington Airports Auth.                5.00         10/01/2039         12,069
   4,000    Metropolitan Washington Airports Auth.                5.00         10/01/2053          4,208
   1,000    Washington MTA                                        5.13          7/01/2032          1,153
                                                                                                --------
                                                                                                  37,253
                                                                                                --------
            PUERTO RICO (1.0%)
   6,180    Public Improvement (PRE)                              5.25          7/01/2032          6,712
                                                                                                --------
            GUAM (2.0%)
   1,500    Government Business Privilege Tax                     5.00          1/01/2042          1,592
   1,600    Government Waterworks Auth.                           5.00          7/01/2035          1,741
   4,000    Government Waterworks Auth.                           5.50          7/01/2043          4,526
   1,255    International Airport Auth. (INS)                     5.75         10/01/2043          1,440
     500    Power Auth.                                           5.00         10/01/2031            555
   1,000    Power Auth.                                           5.00         10/01/2034          1,104
     750    Power Auth. (INS)                                     5.00         10/01/2039            839
   1,000    Power Auth. (INS)                                     5.00         10/01/2044          1,112
                                                                                                --------
                                                                                                  12,909
                                                                                                --------
            U.S. VIRGIN ISLANDS (0.3%)
   2,000    Public Finance Auth.                                  5.00         10/01/2032          2,197
                                                                                                --------
            Total Fixed-Rate Instruments (cost: $609,547)                                        636,295
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                            COUPON         FINAL        VALUE
(000)         SECURITY                                             RATE        MATURITY       (000)
---------------------------------------------------------------------------------------------------
              PUT BONDS (0.5%)

              VIRGINIA (0.5%)
$   3,000     York County EDA (cost: $3,000)                      1.88%       5/01/2033    $  3,069
                                                                                           --------
              VARIABLE-RATE DEMAND NOTES (1.3%)

              VIRGINIA (1.3%)
    5,100     Albemarle County IDA (LOC - Wells Fargo Bank, N.A.) 0.05       10/01/2022       5,100
    3,335     College Building Auth. (LIQ)(i)                     0.09        2/01/2028       3,335
                                                                                           --------
                                                                                              8,435
                                                                                           --------
              Total Variable-Rate Demand Notes (cost: $8,435)                                 8,435
                                                                                           --------

              TOTAL INVESTMENTS (COST: $620,982)                                           $647,799
                                                                                           ========

----------------------------------------------------------------------------------------------------
($ in 000s)                                      VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)         (LEVEL 3)
                                    QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                                IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS               INPUTS           INPUTS       TOTAL
---------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                         $-             $636,295               $-    $636,295
Put Bonds                                       -                3,069                -       3,069
Variable-Rate Demand Notes                      -                8,435                -       8,435
---------------------------------------------------------------------------------------------------
Total                                          $-             $647,799               $-    $647,799
---------------------------------------------------------------------------------------------------

For the period of April 1, 2014, through September 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

22  | USAA VIRGINIA BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

   (b) At September 30, 2014, the security, or a portion thereof, were segregated to cover when-issued purchases.

   (c) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board). The aggregate market value of these securities at September 30, 2014, was $7,250,000, which represented 1.1% of the Fund's net assets.

   (d) Security was fair valued at September 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,885,000 which represented 0.4% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

   (e) At September 30, 2014, the issuer was in default with respect to interest and/or principal payments.

   (f) Restricted security that is not registered under the Securities Act of 1933.

   (g) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (h) At September 30, 2014, the aggregate market value of securities purchased on a delayed delivery basis was $3,584,000, of which all were when-issued.

   (i) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

24  | USAA VIRGINIA BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $620,982)                 $647,799
   Receivables:
      Capital shares sold                                                             642
      Interest                                                                      8,452
      Securities sold                                                               5,100
                                                                                 --------
         Total assets                                                             661,993
                                                                                 --------
LIABILITIES
   Payables:
      Securities purchased                                                          8,646
      Capital shares redeemed                                                         224
      Dividends on capital shares                                                     421
      Bank overdraft                                                                9,340
   Accrued management fees                                                            194
   Accrued transfer agent's fees                                                        4
   Other accrued expenses and payables                                                 35
                                                                                 --------
         Total liabilities                                                         18,864
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $643,129
                                                                                 ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $623,134
   Undistributed net investment income                                                  4
   Accumulated net realized loss on investments                                    (6,826)
   Net unrealized appreciation of investments                                      26,817
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $643,129
                                                                                 ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $626,142/54,461 shares outstanding)             $  11.50
                                                                                 ========
      Adviser Shares (net assets of $16,987/1,478 shares outstanding)            $  11.49
                                                                                 ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                               $ 13,740
                                                                                 --------
EXPENSES
   Management fees                                                                  1,169
   Administration and servicing fees:
      Fund Shares                                                                     460
      Adviser Shares                                                                   11
   Transfer agent's fees:
      Fund Shares                                                                      91
      Adviser Shares                                                                    3
   Distribution and service fees (Note 6E):
      Adviser Shares                                                                   19
   Custody and accounting fees:
      Fund Shares                                                                      52
      Adviser Shares                                                                    1
   Postage:
      Fund Shares                                                                       6
   Shareholder reporting fees:
      Fund Shares                                                                       9
   Trustees' fees                                                                      12
   Professional fees                                                                   40
   Other                                                                                8
                                                                                 --------
            Total expenses                                                          1,881
                                                                                 --------
NET INVESTMENT INCOME                                                              11,859
                                                                                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss                                                                (4,518)
  Change in net unrealized appreciation/depreciation                               22,379
                                                                                 --------
            Net realized and unrealized gain                                       17,861
                                                                                 --------
   Increase in net assets resulting from operations                              $ 29,720
                                                                                 ========

See accompanying notes to financial statements.

================================================================================

26  | USAA VIRGINIA BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2014 (unaudited), and year ended March 31, 2014

--------------------------------------------------------------------------------

                                                                      9/30/2014           3/31/2014
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $   11,859          $   24,949
   Net realized loss on investments                                      (4,518)             (1,350)
   Change in net unrealized appreciation/depreciation
      of investments                                                     22,379             (25,375)
                                                                     ------------------------------
      Increase (decrease) in net assets resulting
         from operations                                                 29,720              (1,776)
                                                                     ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                       (11,544)            (24,473)
      Adviser Shares                                                       (262)               (424)
                                                                     ------------------------------
         Total distributions of net investment income                   (11,806)            (24,897)
                                                                     ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                           13,399             (49,866)
   Adviser Shares                                                         3,869               1,254
                                                                     ------------------------------
         Total net increase (decrease) in net assets
            from capital share transactions                              17,268             (48,612)
                                                                     ------------------------------
   Net increase (decrease) in net assets                                 35,182             (75,285)

NET ASSETS
   Beginning of period                                                  607,947             683,232
                                                                     ------------------------------
   End of period                                                     $  643,129          $  607,947
                                                                     ==============================
Undistributed (overdistribution of) net investment income:
   End of period                                                     $        4          $      (49)
                                                                     ==============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

The Fund consists of two classes of shares: Virginia Bond Fund Shares (Fund Shares) and Virginia Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to

================================================================================

28  | USAA VIRGINIA BOND FUND

================================================================================

    utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

        affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments and put bonds which are valued based on methods discussed in Note 1A1 and variable-rate demand notes which are valued at amortized cost.

================================================================================

30  | USAA VIRGINIA BOND FUND

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $3,546,000; of which all were when-issued.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2014, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2014, the Fund paid CAPCO facility fees of $2,000, which represents 0.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2014.

================================================================================

32  | USAA VIRGINIA BOND FUND

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2015, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2014, the Fund had no pre-enactment capital loss carryforwards and post-enactment net capital loss carryforwards of $2,308,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

 POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
 --------------------------------------------
               TAX CHARACTER
 --------------------------------------------
 (NO EXPIRATION)                    BALANCE
 ----------------                 ----------
     Short-Term                  $   954,000
      Long-Term                    1,354,000
                                 -----------
          Total                  $ 2,308,000
                                 ===========

For the six-month period ended September 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2014, were $51,331,000 and $25,901,000, respectively.

As of September 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2014, were $35,257,000 and $8,440,000, respectively, resulting in net unrealized appreciation of $26,817,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                                 SIX-MONTH
                                                PERIOD ENDED                 YEAR ENDED
                                             SEPTEMBER 30, 2014            MARCH 31, 2014
---------------------------------------------------------------------------------------------
                                            SHARES         AMOUNT       SHARES         AMOUNT
                                           --------------------------------------------------
    FUND SHARES:
    Shares sold                             3,009     $   34,196         4,605     $   51,223
    Shares issued from reinvested
     dividends                                788          8,987         1,760         19,486
    Shares redeemed                        (2,622)       (29,784)      (10,927)      (120,575)
                                           --------------------------------------------------
    Net increase (decrease) from
     capital share transactions             1,175     $   13,399        (4,562)    $  (49,866)
                                           ==================================================
    ADVISER SHARES:
    Shares sold                               345     $    3,910           464     $    5,124
    Shares issued from reinvested
     dividends                                 15            170            21            235
    Shares redeemed                           (19)          (211)         (375)        (4,105)
                                           --------------------------------------------------
    Net increase from capital
     share transactions                       341     $    3,869           110     $    1,254
                                           ==================================================

================================================================================

34  | USAA VIRGINIA BOND FUND

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2014, the Fund's effective annualized base fee was 0.32% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Virginia Municipal Debt Funds Index over the performance period. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                      ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                           (IN BASIS POINTS AS A PERCENTAGE
(IN BASIS POINTS)(1)                        OF AVERAGE NET ASSETS)(1)
--------------------------------------------------------------------------------
+/- 20 to 50                                +/- 4
+/- 51 to 100                               +/- 5
+/- 101 and greater                         +/- 6

(1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $1,169,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $167,000 and $2,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.05% and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2014, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $460,000 and $11,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2014, the Fund reimbursed the Manager $8,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

36  | USAA VIRGINIA BOND FUND

================================================================================

C. EXPENSE LIMITATION - The Manager agreed, through August 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and would reimburse the Adviser Shares for all expenses in excess of that amount. Effective August 1, 2014, the Manager terminated this agreement for the Adviser Shares. For the six-month period ended September 30, 2014, the Adviser Shares incurred no reimbursable expenses.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2014, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $91,000 and $3,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $19,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2014, USAA and its affiliates owned 448,000 shares, which represent 30.3% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended September 30, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                COST TO              NET REALIZED
           SELLER                        PURCHASER             PURCHASER            LOSS TO SELLER
---------------------------------------------------------------------------------------------------
USAA Tax Exempt Long-Term Fund     USAA Virginia Bond Fund    $4,144,000               $(12,000)

================================================================================

38  | USAA VIRGINIA BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                          ----------------------------------------------------------------------------------------
                                2014           2014           2013           2012           2011           2010
                          ----------------------------------------------------------------------------------------
Net asset value at
 beginning of period      $    11.17      $   11.60      $   11.40      $   10.48      $   10.96      $   10.23
                          -------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .21            .44            .44            .46            .46            .50
 Net realized and
  unrealized gain (loss)         .33           (.43)           .20            .92           (.45)           .73
                          -------------------------------------------------------------------------------------
Total from investment
 operations                      .54            .01            .64           1.38            .01           1.23
                          -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income          (.21)          (.44)          (.44)          (.46)          (.46)          (.50)
 Realized capital gains            -              -              -              -           (.03)             -
                          -------------------------------------------------------------------------------------
Total distributions             (.21)          (.44)          (.44)          (.46)          (.49)          (.50)
                          -------------------------------------------------------------------------------------
Net asset value at
 end of period            $    11.50      $   11.17      $   11.60      $   11.40      $   10.48      $   10.96
                          =====================================================================================
Total return (%)*               4.91            .23           5.65          13.37           (.03)         12.23(a)
Net assets at end
 of period (000)          $  626,142      $ 595,246      $ 671,320      $ 628,271      $ 546,998      $ 573,840
Ratios to average
 net assets:**
 Expenses (%)(b)                 .59(c)         .59            .57            .55            .51            .49(a)
 Net investment income (%)      3.78(c)        4.01           3.77           4.14           4.21           4.66
Portfolio turnover (%)             4              7              6              5             23              3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2014, average net assets were $611,560,000.
(a) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $11,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratio by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES
Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                     YEAR ENDED                 PERIOD ENDED
                               SEPTEMBER 30,                    MARCH 31,                  SEPTEMBER 30,
                              --------------------------------------------------------------------------
                                   2014           2014              2013        2012           2011***
                              --------------------------------------------------------------------------
Net asset value at
 beginning of period          $   11.17      $   11.60         $   11.40      $10.47         $11.02
                              ---------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .20            .42               .42         .43            .27
 Net realized and
  unrealized gain (loss)            .32           (.43)              .20         .93           (.52)
                              ---------------------------------------------------------------------
Total from investment
 operations                         .52           (.01)              .62        1.36           (.25)
                              ---------------------------------------------------------------------
Less distributions from:
 Net investment income             (.20)          (.42)             (.42)       (.43)          (.27)
 Realized capital gains               -              -                 -           -           (.03)
                              ---------------------------------------------------------------------
Total distributions                (.20)          (.42)             (.42)       (.43)          (.30)
                              ---------------------------------------------------------------------
Net asset value at
 end of period                $   11.49      $   11.17         $   11.60      $11.40         $10.47
                              =====================================================================
Total return (%)*                  4.70            .03              5.46       13.23          (2.33)
Net assets at end
 of period (000)              $  16,987      $  12,701         $  11,912      $7,028         $4,691
Ratios to average
 net assets:**
 Expenses (%)(a),(c)                .83(b)         .79               .76         .78            .86(b)
 Expenses, excluding
  reimbursements (%)(a),(c)         .83(b)         .79               .76         .78            .86(b)
 Net investment income (%)         3.53(b)        3.80              3.57        3.90           3.84(b)
Portfolio turnover (%)                4              7                 6           5             23

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2014, average net assets were $14,790,000.
***  Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Prior to August 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average net assets.

================================================================================

40  | USAA VIRGINIA BOND FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2014, through September 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                         BEGINNING             ENDING               DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE           APRIL 1, 2014 -
                                       APRIL 1, 2014      SEPTEMBER 30, 2014      SEPTEMBER 30, 2014
                                      --------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00             $1,049.07                 $3.03

Hypothetical
 (5% return before expenses)              1,000.00              1,022.11                  2.99

ADVISER SHARES
Actual                                    1,000.00              1,046.98                  4.26

Hypothetical
 (5% return before expenses)              1,000.00              1,020.91                  4.20

* Expenses are equal to the annualized expense ratio of 0.59% for Fund Shares and 0.83% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 4.91% for Fund Shares and 4.70% for Adviser Shares for the six-month period of April 1, 2014, through September 30, 2014.

================================================================================

42  | USAA VIRGINIA BOND FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager.

At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund

================================================================================

                                                     ADVISORY AGREEMENT(S) |  43

================================================================================

performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

44  | USAA VIRGINIA BOND FUND

================================================================================

also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high

================================================================================

                                                    ADVISORY AGREEMENT(S) |  45

================================================================================

quality of services provided by the Manager. The Board took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three, and five-year periods ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year period ended December 31, 2013, was in the top 5% of its performance universe for the three-year period ended December 31, 2013, and was in the top 35% of its performance universe for the five-year period ended December 31, 2013.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation.

================================================================================

46  | USAA VIRGINIA BOND FUND

================================================================================

The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
         (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

211759-1114

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on usaa.com select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
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    ============================================================================
    39604-1114                               (C)2014, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    11/20/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    11/21/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/20/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.